Organization and Principal Activities - Schedule of AGM Holdings' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
AGM Technology Limited (“AGM Technology “) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 21, 2015
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 13, 2015
Percentage of Effective Ownership	China
Principal Activities	100.00%
Place of Incorporation	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 13, 2015
Percentage of Effective Ownership	China
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Software Service LTD (“AGM Software”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 14, 2017
Percentage of Effective Ownership	BVI
Principal Activities	100.00%
Place of Incorporation	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 17, 2021	[1]
Percentage of Effective Ownership	China	[1]
Principal Activities	100.00%	[1]
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment	[1]
AGM Defi Lab Ptd Limited (“AGM Defi Lab”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 30, 2021
Percentage of Effective Ownership	Singapore
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 08, 2021
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 21, 2021
Percentage of Effective Ownership	China
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 26, 2024
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limited (“AGM Canada”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 17, 2024
Percentage of Effective Ownership	Canada
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 26, 2024
Percentage of Effective Ownership	China
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Energy Corp. (“AGM Energy”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 01, 2024
Percentage of Effective Ownership	Canada
Principal Activities	49.00%
Place of Incorporation	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 01, 2024
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment

[1]	On December 10, 2024, the board of directors decided to sell the Nanjing Lucun, a wholly-owned subsidiary of the company before April 30, 2025. The sale of Nanjing Lucun falls under the category of non-continuing operations that have significant impact on the company’s entity’s operation, financial performance, or represent a strategic shift as it conforms to the definition of discontinued operations under ASC 205-20-45-1A to 45-1C and ASC 205-20-45-1E. We retrospectively classified it as a discontinued operation